Net debt (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt	$ 52,866	$ 68,247	$ 52,866	$ 68,247		$ 61,176
Financial instruments designated as hedging instruments, at fair value	3,058	(1,285)	3,058	(1,285)		118
Finance debt, net of hedging instruments	55,924	66,962	55,924	66,962		61,294
Cash and cash equivalents	33,108	34,256	33,108	34,256	$ 34,414	30,681	$ 31,676	$ 31,111
Net debt	22,816	32,706	22,816	32,706		30,613
Equity	$ 81,563	$ 93,232	$ 81,563	$ 93,232		$ 90,439		$ 85,568
Gearing	0.219	0.260	0.219	0.260		0.253
Repayments of non-current borrowings	$ 4,573	$ 67	$ 5,465	$ 7,096
Repayments of borrowings, classified as financing activities	2,900
US bonds [Member]
Disclosure of detailed information about hedges [line items]
Repayments of non-current borrowings	4,500	0	4,500
US, euro and sterling bonds [Member]
Disclosure of detailed information about hedges [line items]
Repayments of non-current borrowings				3,900
Borrowings [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	49,056	70,589	49,056	70,589		$ 62,946
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ (246)	$ (308)	$ (246)	$ (308)